Revenues from Contracts with Customers (Tables)	9 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Summary of Revenue from Contract with Customers and Other Sources of Revenue
The following table provides information about revenues from contracts with customers, and other sources of revenue for the nine and three months ended December 31, 2021 and 2022 are as follows;

	Millions of yen	Millions of yen
	Nine months ended December 31, 2021	Nine months ended December 31, 2022
Revenues from contracts with customers	¥916,776	¥1,000,124
Other revenues *	951,337	994,720

Total revenues	¥1,868,113	¥1,994,844

	Millions of yen	Millions of yen
	Three months ended December 31, 2021	Three months ended December 31, 2022
Revenues from contracts with customers	¥321,665	¥306,525
Other revenues *	304,914	323,503

Total revenues	¥626,579	¥630,028

*
Other revenues are not considered to be within the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.

Summary of Balances from Contracts with Customers
The following table provides information about balances from contracts with customers as of March 31, 2022 and December 31, 2022.

	Millions of yen
	March 31, 2022	December 31, 2022
Trade Notes, Accounts and Other Receivable	¥174,667	¥176,841
Contract assets (Included in Other Assets)	13,802	19,998
Contract liabilities (Included in Other Liabilities)	32,978	30,145